BANK LOANS (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount					$ 1,078,941
Long-Term Debt	$ 950,614	$ 1,044,119	$ 7,414,788	$ 8,144,132
Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.00%		3.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.375%		3.375%
Hong Kong Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage					2.50%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest expense	$ 34,250	$ 38,132